Income Taxes - Schedule of Income Tax Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Payable [Abstract]
Income tax payable	$ 393,037	$ 165,902
Income tax payable total	$ 393,037	$ 165,902